32. Net Operating Revenue (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfRegulatoryChargesLineItems [Line Items]
Regulatory charges	R$ 2,020,674	R$ 2,022,232	R$ 3,307,940
Energy Development Account - "CDE Energia"
DisclosureOfRegulatoryChargesLineItems [Line Items]
Regulatory charges	718,154	790,117	497,667
Energy Development Account - "CDE Uso"
DisclosureOfRegulatoryChargesLineItems [Line Items]
Regulatory charges	708,555	876,361	1,949,630
Other charges - rate flags
DisclosureOfRegulatoryChargesLineItems [Line Items]
Regulatory charges	420,027	203,671	1,120,218
Research and development and energy efficiency - R&D and EEP
DisclosureOfRegulatoryChargesLineItems [Line Items]
Regulatory charges	117,390	100,039	126,656
Global Reversion Reserve - RGR quota
DisclosureOfRegulatoryChargesLineItems [Line Items]
Regulatory charges	46,825	42,887	62,554
Inspection fee
DisclosureOfRegulatoryChargesLineItems [Line Items]
Regulatory charges	R$ 9,723	R$ 9,157	R$ 6,215